SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS - Investments In Significant Entities (Details) - USD ($) $ in Millions	1 Months Ended								12 Months Ended
	Feb. 28, 2018	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Nov. 30, 2016	Oct. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2010
MTS Belarus
Disclosure of investments in significant entities
Proportion of ownership interest									49.00%	49.00%
Sistema-Capital
Disclosure of investments in significant entities
Proportion of ownership interest			30.00%						30.00%
MTS Bank
Disclosure of investments in significant entities
Proportion of ownership interest					26.60%	26.80%	26.80%	27.00%	26.60%	26.60%
Zifrovoe TV
Disclosure of investments in significant entities
Proportion of ownership interest									20.00%	20.00%
OZON Holdings Limited
Disclosure of investments in significant entities
Proportion of ownership interest	11.20%	11.19%	10.96%	10.80%					11.20%	10.80%
RTC
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
Vodafone Ukraine
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
MTS Turkmenistan
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
Sibintertelecom
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
NVision
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
Sitronics Telecom Solutions
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
NVision Czech Republic
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
Sputnikovoe TV
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
Stream
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
Dega
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
Stream Digital
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%	100.00%
MTS Energo
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%
Bashkortostan Cellular Communication OJSC (BCC)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%
Praliss Enterprises Limited
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									100.00%
Metro-Telecom
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									95.00%	95.00%
MGTS Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									94.70%	94.70%
MTS Amenia
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									80.00%	80.00%
Navigation Information Systems Group (NIS)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									77.70%	77.70%
Oblachny Retail LLC
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)									50.80%
MTS International Funding Limited ("MTS International") | Notes issued in 2010
Borrowings
Notional amount												$ 750
MTS International Funding Limited ("MTS International") | Notes issued in 2013
Borrowings
Notional amount											$ 500
USD | MTS International Funding Limited ("MTS International") | Notes issued in 2010
Borrowings
Interest rate												8.625%
USD | MTS International Funding Limited ("MTS International") | Notes issued in 2013
Borrowings
Interest rate											5.00%